Consolidated Statements Of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total PolyOne shareholders' equity	Common Shares	Common Shares Held in Treasury	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests
Balance at beginning of period at Dec. 31, 2009	$ 357.7	$ 357.7	$ 1.2	$ (321.0)	$ 1,065.5	$ (420.1)	$ 32.1	$ 0
Balance at beginning of period, shares at Dec. 31, 2009			122.2
Balance at beginning of period, treasury shares at Dec. 31, 2009				(29.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	162.6	162.6				162.6
Other comprehensive income	(13.6)	(13.6)					(13.6)
Stock-based compensation and exercise of awards	9.3	9.3		15.4	(6.1)
Stock-based compensation and exercise of awards, shares				1.4
Balance at end of period at Dec. 31, 2010	516.0	516.0	1.2	(305.6)	1,059.4	(257.5)	18.5	0
Balance at end of period, shares at Dec. 31, 2010			122.2
Balance at end of period, treasury shares at Dec. 31, 2010				(28.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	172.6	172.6				172.6
Other comprehensive income	(19.8)	(19.8)					(19.8)
Cash dividends declared	(14.6)	(14.6)			(14.6)
Repurchase of common shares	(73.6)	(73.6)		(73.6)
Repurchase of common shares, shares				(6.0)
Stock-based compensation and exercise of awards	7.7	7.7		9.8	(2.1)
Stock-based compensation and exercise of awards, shares				0.9
Balance at end of period at Dec. 31, 2011	588.3	588.3	1.2	(369.4)	1,042.7	(84.9)	(1.3)	0
Balance at end of period, shares at Dec. 31, 2011			122.2
Balance at end of period, treasury shares at Dec. 31, 2011	(33.4)			(33.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	71.8	71.9				71.9		(0.1)
Other comprehensive income	(9.8)	(9.8)					(9.8)
Proceeds from noncontrolling interests	2.4							2.4
Cash dividends declared	(17.8)	(17.8)			(17.8)
Repurchase of common shares	(15.9)	(15.9)		(15.9)
Repurchase of common shares, shares				(1.2)
Stock-based compensation and exercise of awards	12.4	12.4		21.2	(8.8)
Stock-based compensation and exercise of awards, shares	0.3			1.9
Balance at end of period at Dec. 31, 2012	$ 631.4	$ 629.1	$ 1.2	$ (364.1)	$ 1,016.1	$ (13.0)	$ (11.1)	$ 2.3
Balance at end of period, shares at Dec. 31, 2012			122.2
Balance at end of period, treasury shares at Dec. 31, 2012	(32.7)			(32.7)